Harbor High-Yield Bond Fund
Harbor High-Yield Bond Fund Fund Summary
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harbor High-Yield Bond Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Redemption Fee	[1]	1.00%	1.00%	1.00%	1.00%
[1]	Applicable to shares held less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor High-Yield Bond Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees	[1]	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[2]	0.11%	0.11%	0.23%	0.06%
Total Annual Fund Operating Expenses	[2]	0.71%	0.96%	1.08%	0.66%
Fee Waiver	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1],[2],[3]	0.67%	0.92%	1.04%	0.62%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.56% through February 28, 2017. Only the Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.
[3]	After Fee Waiver

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example - Harbor High-Yield Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	68	222	390	875
Administrative Class	94	301	525	1,171
Investor Class	106	339	590	1,310
Retirement Class	63	206	362	815

Expense Example, No Redemption - Harbor High-Yield Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	68	222	390	875
Administrative Class	94	301	525	1,171
Investor Class	106	339	590	1,310
Retirement Class	63	206	362	815

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 49%.
Principal Investment Strategy
Principal Style Characteristics: High-yield bonds

The Fund invests primarily in below investment-grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high yield” or “junk” bonds.

The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps in which the Fund may be either the buyer or the seller.

The Subadviser believes that the risk of investing in high yield securities is asymmetrical, with the risk of loss generally being greater than the potential for price appreciation in the same securities. High yield securities can experience significant price declines if the company defaults on its payment obligations or if the market perceives the company’s ability to pay as becoming materially weaker, whereas there may be more limited potential for price appreciation if the market perceives the company’s ability to pay as becoming materially stronger. Further, lower liquidity in the high yield market can make it more difficult to reposition the Fund’s portfolio during periods of market stress, such as by moving from companies with higher default risk to companies with lower default risk.

The Subadviser’s heightened sensitivity to the downside risk of high yield investing underpins its approach of seeking to (i) identify individual companies that it believes have the financial capacity to continue to meet their payment obligations on their securities through a range of market cycles, and (ii) avoid companies evidencing a higher risk of default. This approach involves the Subadviser conducting in-depth, bottom-up fundamental analysis and using internally developed proprietary tools to assess the potential risk and relative value of each potential company investment. In particular, the Subadviser focuses on a variety of factors involving each company, including:
  Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)
  Assessment of the industry’s attractiveness and competitiveness
  Evaluation of the company’s business, including core strengths and competitive weaknesses
  Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers
  Qualitative and quantitative analyses of the company’s capital structure, including how a particular security is prioritized, and financial position, including a detailed review of the company’s financial statements and ability to access the capital markets
  Evaluation of the terms of the company’s debt offering, including the operation of any restrictive covenants affecting the company, such as the company’s ability to pay dividends or incur debt
  Assessment of the liquidity of the company’s securities
  Assessment of the impact an investment in the company could have on portfolio diversification
This approach normally leads the Subadviser to avoid investing in those high yield securities that are considered by the market to be “distressed”, which generally means those securities that pay interest at much higher rates relative to other similarly rated bonds to compensate the purchasers for taking on a perceived higher risk of default. The Subadviser believes its approach can provide greater downside protection for the Fund’s portfolio over full market cycles, although at the expense of potentially greater appreciation during those periods in a full market cycle where the U.S. economy is experiencing stronger growth and/or stronger stock price appreciation. Periods of stronger economic growth and/or stock price appreciation tend to buoy high yield companies generally, depress default rates below historical levels and limit the benefits that can potentially come from conducting fundamental credit research.

Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 6.35 years as of December 31, 2015.

Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the fixed income security will decrease in value by 5% if interest rates rise by 1%. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income holdings when the Subadviser may wish to sell or must sell to meet redemptions.

Credit Risk: The issuer of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the Fund because it invests primarily in below investment-grade securities.

Bank Loan Risk: Investments in loans and other forms of direct indebtedness may involve greater risk than investments in bonds of corporate issuers. In addition to being subject to the credit risk of the corporate borrower, investments in loans and other forms of direct indebtedness tend to be less liquid than corporate bonds and are often subject to restrictions on resale. Transactions in such loans can take significantly longer to occur, because of substantially longer settlement periods and/or the need to engage in negotiations with the borrower regarding the disposition, meaning the Fund may not have access to the sale proceeds for a substantial period of time after the sale.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer’s securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Prepayment Risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection Risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborfunds.com or call 800-422-1050.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	9.60%	Q3 2009
Worst Quarter	-10.09%	Q4 2008

Average Annual Total Returns — As of December 31, 2015
Average Annual Total Returns - Harbor High-Yield Bond Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Class		(3.36%)	4.01%	5.65%	6.72%	Dec. 01, 2002
Institutional Class | After Taxes on Distributions		(5.65%)	1.39%	3.08%		Dec. 01, 2002
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		(1.85%)	2.14%	3.43%		Dec. 01, 2002
Administrative Class		(3.70%)	3.73%	5.39%	6.46%	Dec. 01, 2002
Investor Class		(3.81%)	3.63%	5.25%	6.31%	Dec. 01, 2002
Retirement Class	[1]	(3.36%)	4.01%	5.65%	6.72%	Mar. 01, 2016
BofA Merrill Lynch U.S. Non-Distressed High Yield (reflects no deduction for fees, expenses or taxes)		(1.02%)	5.73%	6.20%	7.41%	Dec. 01, 2002
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but somewhat higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.